Description of the Business	12 Months Ended
Dec. 31, 2021
FaZe Clan Inc. [Member]
Description of the Business [Line Items]
DESCRIPTION OF THE BUSINESS

1.      description of the business

FaZe Clan, founded in 2010, is a lifestyle and media platform rooted in gaming and youth culture. The Company’s premium brand, talent network, and large audience can be monetized across a variety of products and services.

On October 24, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with B. Riley 150 Merger Corp. (“B. Riley 150”), a special purpose acquisition company, and BRPM Merger Sub, Inc., a directly wholly owned subsidiary of B. Riley 150 (“Merger Sub”), pursuant to which the Merger Sub will merge with and into the Company, with the Company surviving the merger as a wholly owned subsidiary of B. Riley 150. The merger is expected to be accounted for as a reverse capitalization whereby the Company is treated as the acquirer. At the closing of the business combination, B. Riley 150 will change its name to “FaZe Holdings Inc.”

The closing of the merger is subject to the satisfaction or waiver of certain customary closing conditions, including, among others, the receipt of required approval by the stockholders of B. Riley 150 and the Company, required regulatory approvals and the fulfillment of other conditions set forth in the Merger Agreement, and the effectiveness of the registration statement to be filed with the U.S. Securities and Exchange Commission in connection with the transaction.